UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

AGF Investments Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of principal executive offices) (Zip code)

William H. DeRoche, President

53 State Street, Suite 1308

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report
June 30, 2021

Investors should consider the investment objectives, risks, charges and expenses carefully before investing. For a prospectus or summary prospectus with this and other information about the Funds, please call (833) AGF-FUND (833-243-3863) or visit our website at www.AGF.com. Read the prospectus or summary prospectus carefully before investing.
Investing involves risk including loss of principal. Equity securities are volatile and can decline significantly in response to broad market and economic conditions. Investments in global equities may be significantly affected by political or economic conditions and regulatory requirements in a particular country. International markets can involve risks of currency fluctuation, political and economic instability, different accounting standards and foreign taxation. Emerging or frontier markets involve exposure to economic structures that are generally less diverse and mature. The less developed the market, the riskier the security. Such securities may be less liquid and more volatile.
Additional risks for the AGF Global Sustainable Growth Equity Fund:
The universe of sustainable investments may be smaller than that of other funds that do not focus on sustainable development issuers. The Fund may forgo opportunities to gain exposure to certain attractive companies in certain industries and sectors, such as fossil fuel producers, and may have a reduced weighting in others, due to their lack of positive exposure to sustainability themes. Because of these themes, the Fund may underperform the market as a whole if such investments underperform the market.
Distributor: Foreside Fund Services, LLC

i	Management Discussion of Fund Performance
Schedule of Investments
1	AGF Emerging Markets Equity Fund
3	AGF Global Sustainable Growth Equity Fund
5	Statements of Assets and Liabilities
6	Statements of Operations
7	Statements of Changes in Net Assets
8	Financial Highlights
10	Notes to Financial Statements
19	Report of Independent Registered Public Accounting Firm
20	Expense Example
22	Board Consideration of the Investment Advisory Agreement
24	Additional Information
25	Trustees and Officers of the Trust
Investments carry risks, including possible loss of principal. Additional risks may be associated with investments outside the United States, especially in emerging markets, including currency fluctuations, illiquidity, volatility, and political and economic risks. Investments in small- and mid-capitalization companies may increase the risk of greater price fluctuations. Please see the Funds’ prospectus for a discussion of the risks associated with an investment in the Funds. Investments in the Funds are not FDIC insured, nor are they bank deposits or guaranteed by a bank or any other entity. Funds invested in a smaller number of holdings may expose an investor to greater volatility.

Management Discussion of Fund Performance
AGF Emerging Markets Equity Fund (Unaudited):
During the period from July 1, 2020 through June 30, 2021 (the “Annual Period”), each of Class I and Class R6 of AGF Emerging Markets Equity Fund (the “Fund”) returned 46.16% and outperformed its benchmark, the MSCI Emerging Markets Net Index, which returned 40.90%. The Fund’s relative outperformance was driven by country allocation, while security selection detracted from returns.
In terms of country allocation, an underweight exposure to China, having exposure to Hong Kong and having no exposure to Thailand contributed positively to the Fund’s performance during the Annual Period, while its overweight exposures to Indonesia and Peru as well as its underweight exposure to South Korea detracted. The Fund’s security selection in Hong Kong, China and Brazil detracted from returns during the Annual Period, while partially offset by selection in Taiwan, South Africa and India. The Fund’s modest exposure to cash detracted from performance given the rising market environment.
The Fund’s portfolio manager’s outlook is positive for global economic growth and emerging markets equities, and believes that the emerging markets growth premium relative to the U.S. and developed markets is likely to reaccelerate from the third calendar quarter of 2021 and be sustained into 2022. The growth differential between emerging markets and developed markets has historically been an important driver of the two markets’ relative performance. Also supporting equity markets is the continued policy response as economic recovery continues. From a valuation standpoint, emerging markets valuations offer significant potential to re-rate, given that the U.S. dollar can weaken and that emerging markets equities typically trade at a 45% discount relative to developed markets equities on a price-to-earnings basis.
Although COVID-19 cases, hospitalizations and deaths have declined globally as vaccination campaigns continued to accelerate in most developed markets economies, emerging markets economies have continued to lag on the vaccination front. Relative to developed markets economies, which have benefited significantly from the reopening of economies and a rebound in activity, many emerging markets countries are still dealing with elevated COVID-19 cases and emerging virus variants. Encouragingly, the pace of vaccinations in emerging markets has picked up significantly, with the daily vaccination rate in emerging markets recently surpassing developed markets. As vaccination campaigns continue to progress over the second half of the calendar year, the Fund’s portfolio manager believes emerging markets equities are well-positioned to disproportionately benefit from the reopening of economies given their relatively early stage economic recovery relative to developed markets. Emerging markets earnings expectations have also inflected higher and the Fund’s portfolio manager expects them to continue to improve throughout the rest of the 2021 calendar year as local demand growth improves.
Still, the economic recovery in emerging markets economies has been stronger than expected so far this year. Broad infrastructure spending and the associated rise in commodity prices have benefited export-led growth in the Europe, Middle East and Africa (“EMEA”) and Latin American regions, particularly South Africa and Brazil, where the Fund maintains exposures. The European Union recovery fund has also supported Eastern European economies and should continue to benefit countries such as the Czech Republic and Hungary, where the Fund remains overweight. This dynamic has brought forward expectations about the start of monetary policy tapering, with several emerging markets central banks beginning to hike interest rates to contain inflationary pressures and mitigate risks of capital flight ahead of any tightening by the U.S. Federal Reserve.
While the Fund remains underweight China, exposure has been added on the basis that policy normalization and peak regulation concerns are likely behind us. In addition, while the Fund’s portfolio manager believes U.S.-China trade tensions will persist, there is growing potential for tariff relief between the two countries with a group of Republican lawmakers recently calling on the Biden administration to repeal tariffs and other trade barriers to end the “self-inflicted harm” imposed by the former U.S. administration.

i

The Fund’s portfolio manager continues to prefer businesses that should benefit from ‘normalization’ as well as cyclical companies that still offer favorable risk-reward profiles. A strong economic recovery has historically been positive for cyclical stocks, which the Fund’s portfolio manager expects will continue to benefit these stocks. While current valuations have already priced in much of the optimism, there are still areas of value that remain attractive. The Fund’s portfolio manager believes that its focus on quality will also be supportive as investors start to focus more on fundamentals, which is typical at this stage in the economic recovery. The Fund’s portfolio manager expects to remain overweight the industrials sector and remains positive on the materials and energy sectors.
Growth of a $1,000,000 Investment Since Inception at Net Asset Value*
*
The line graph represents historical performance of a hypothetical investment of $1,000,000 from January 3, 2020 (Commencement of Operations) to June 30, 2021 assuming the reinvestment of distributions

Average Annual Total Return as of June 30, 2021
	1 Year	Since Inception
AGF Emerging Markets Equity Fund Class I Shares	46.16%	14.82%
AGF Emerging Markets Equity Fund Class R6 Shares	46.16%	14.82%
MSCI Emerging Markets Net Index(1)	40.90%	16.50%

(1)
The performance of the MSCI Emerging Markets Net Index is reduced by the taxes on dividends paid by the international securities issuers in the index.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost.
Returns less than one year are not annualized. As stated in the current prospectus, the Adviser has contractually undertaken until November 1, 2023 to waive fees and/or reimburse expenses of the Fund (the “Expense Cap”) so that the total annual operating expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of its investments, and acquired (underlying) fund fees and expenses) for Class I shares and Class R6 shares do not exceed 0.95% of the average daily net assets of each share class. As stated in the current prospectus, the current gross and net expense ratios for both classes are 2.53% and 1.01%, respectively. Refer to the financial highlights herein for the most recent expense ratios. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please call (833) AGF-FUND (833-243-3863). Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

The views expressed in this letter are those of AGF Investments America Inc. as of June 30, 2021 and may not necessarily reflect the view on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the Fund’s present investment methodology and do not constitute investment advice.

AGF Global Sustainable Growth Equity Fund (Unaudited):
During the period from July 1, 2020 through June 30, 2021 (the “Annual Period”), each of Class I and Class R6 of AGF Global Sustainable Growth Equity Fund (the “Fund”) returned 46.98% and outperformed its benchmark, the MSCI World Net Index, which returned 39.04%. The Fund’s security selection in the industrials, information technology, health care and utilities sectors contributed to relative performance. Its overweight allocation to the industrials sector and underweight allocation to the health care sector also contributed. These contributing factors were partially offset by the Fund’s negative security selection in the materials and real estate sectors.
From a geographic perspective, the Fund’s allocations to the U.S., South Korea and Canada contributed to relative performance, while its allocations to Denmark, Taiwan and Ireland detracted.
From a thematic perspective, sustainable themes generally outperformed compared to the broader markets during the Annual Period. Companies in the energy & power technologies theme were the biggest contributors, with sub-themes such as renewable energy production and smart cities outperforming. The water & wastewater solutions theme also contributed to relative performance, while the waste management & pollution control and health & well-being themes were relatively neutral to the benchmark.
The Annual Period saw equity markets recover significantly from the market lows from the first calendar quarter of 2020, caused by the COVID-19 pandemic. In the second half of calendar year 2020, equity markets moved higher and recovered all of the losses incurred in the COVID-19 related bear market earlier in the year. Highly efficacious data from COVID-19 vaccine developers, a decisive U.S. election victory for Joseph Biden, continued fiscal and monetary stimulus, and a renewed focus on the reopening of the global economy helped underpin a global equity market rally.
In the first half of calendar year 2021, the equity market rally continued as the rollout of the COVID-19 vaccines and the associated reopening of the global economy continued to broaden. From an economic perspective, the macroeconomic backdrop continued to improve, particularly in areas that have seen considerable progress in COVID-19 vaccinations. In the U.S., data showed that the economy grew at a 6.4% rate in the first calendar quarter of 2021, while consensus 2021 real gross domestic product estimates for the year moved up materially from 5.7% to 7.1% given the positive backdrop around a reopening economy and robust demand in some areas of pent up demand.
Meanwhile, the labor market continued to show improvement, with the unemployment rate falling to 5.9% by the end of June 2021. With robust demand, a tight labor market and rising commodity prices, inflation became a major focus for investors as consumer prices surged 4.2% year-over-year in April 2021. While some of that increase was attributed to base effects given the impact of the COVID-19 pandemic a year ago, the debate on how much inflation was transitory and how much was structural was a major focal point for investors during the last reporting quarter.
Towards the end of the Annual Period, however, while economic data continued to improve, it was generally more tempered than some investors had feared and inflation fears began to ease. This was reflected by the U.S. 10-year yield continuing to drift lower — after reaching a high of 1.74% on March 31, it ended the second calendar quarter at 1.47%.
After an exceptionally strong calendar year 2020, the sustainable universe paused in the first half of 2021 and lagged the broader equity market as more economically cyclical sectors took leadership. While the Fund outperformed in both up and down periods in calendar year 2020, the first half of 2021 saw underperformance from some of 2020’s strongest themes and sub-themes.
While these reflationary environments have generally resulted in challenging periods of relative performance for the Fund, they have been generally also been transitory. Although a rapid rise in interest rates may hurt long-duration assets in the short-term, the Fund’s portfolio manager believes that the favorable fundamentals for sustainability will eventually re-assert themselves resulting in the outperforming asset class that have been seen over the past several years.

Ultimately, the Fund’s portfolio manager believes the transition of the global economy towards sustainability and the long-term opportunity for companies that address sustainability issues remains very attractive. The Fund’s portfolio manager will continue to use any ongoing volatility as buying opportunities, while also continuing to make adjustments to position the Fund to participate in the prevalent leadership regime. The Fund’s portfolio manager continues to take a bottom-up approach, investing in companies providing solutions to sustainable issues with the potential to disrupt traditional industries and deliver above average growth rates.
Growth of a $1,000,000 Investment Since Inception at Net Asset Value*
*
The line graph represents historical performance of a hypothetical investment of $1,000,000 from November 3, 2017 (Commencement of Operations) to June 30, 2021 assuming the reinvestment of distributions.

Average Annual Total Return as of June 30, 2021
	1 Year	3 Year	Since Inception
AGF Global Sustainable Growth Equity Fund − Class I Shares	46.98%	21.56%	17.31%
AGF Global Sustainable Growth Equity Fund − Class R6 Shares	46.98%	21.56%	17.31%
MSCI World Net Index(1)	39.04%	14.99%	13.26%

(1)
The performance of the MSCI World Net Index is reduced by the taxes on dividends paid by the international securities issuers in the index.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, the Adviser has contractually undertaken until November 1, 2023 to waive fees and/or reimburse expenses of the Fund (the “Expense Cap”) so that the total annual operating expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of its investments, and acquired (underlying) fund fees and expenses) for Class I shares and Class R6 shares do not exceed 0.80% of the average daily net assets of each share class. As stated in the current prospectus, the current gross and net expense ratios for both classes are 44.27% and 0.80%, respectively. Refer to the financial highlights herein for the most recent expense ratios. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please call (833) AGF-FUND (833-243-3863). Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.
The views expressed in this letter are those of AGF Investments America Inc. as of June 30, 2021 and may not necessarily reflect the view on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the Fund’s present investment methodology and do not constitute investment advice.

v

AGF Investments Trust
AGF Emerging Markets Equity Fund
Schedule of Investments
June 30, 2021
Investments	Shares	Value ($)
Common Stocks – 94.7%
Aerospace & Defense – 0.8%
Singapore Technologies Engineering Ltd.	2,699	$7,768
Banks – 9.3%
Axis Bank Ltd., GDR*	418	21,025
Banco Bradesco SA (Preference)*	1,720	8,898
Bank Mandiri Persero Tbk. PT	26,307	10,704
Credicorp Ltd.*	31	3,754
Grupo Financiero Banorte SAB de CV, Class O	559	3,611
Industrial & Commercial Bank of China Ltd., Class H	12,241	7,189
Komercni banka A.S.*	219	7,709
Sberbank of Russia PJSC, ADR	537	8,963
Shinhan Financial Group Co. Ltd., ADR	377	13,515
		85,368
Beverages – 4.7%
Budweiser Brewing Co. APAC Ltd.	3,692	11,650
Coca-Cola HBC AG	291	10,522
Fomento Economico Mexicano SAB de CV, ADR	54	4,563
Varun Beverages Ltd.	1,668	16,373
		43,108
Biotechnology – 0.7%
Hugel, Inc.*	31	6,596
Chemicals – 0.5%
Hansol Chemical Co. Ltd.	19	4,142
Construction & Engineering – 2.3%
Larsen & Toubro Ltd., GDR	1,056	21,226
Diversified Consumer Services – 1.3%
New Oriental Education & Technology Group, Inc., ADR*	949	7,772
YDUQS Participacoes SA	679	4,483
		12,255
Diversified Financial Services – 1.8%
Chailease Holding Co. Ltd.*	1,266	9,201
FirstRand Ltd.	2,025	7,599
		16,800
Diversified Telecommunication Services – 1.9%
Hellenic Telecommunications Organization SA	502	8,423
Telkom Indonesia Persero Tbk. PT	41,697	9,058
		17,481
Electronic Equipment, Instruments & Components – 2.3%
Delta Electronics, Inc.	1,128	12,267
Samsung Electro-Mechanics Co. Ltd.	55	8,644
		20,911
Energy Equipment & Services – 1.8%
Tenaris SA, ADR	746	16,337
Investments	Shares	Value ($)
Food & Staples Retailing – 1.4%
Atacadao SA	1,921	$8,110
Wal-Mart de Mexico SAB de CV	1,539	5,024
		13,134
Health Care Providers & Services – 0.9%
Odontoprev SA	3,300	8,645
Hotels, Restaurants & Leisure – 1.1%
Melco Resorts & Entertainment Ltd., ADR*	626	10,373
Household Durables – 2.7%
Crompton Greaves Consumer Electricals Ltd.	2,572	15,038
Haier Smart Home Co. Ltd., Class H*	2,859	9,979
		25,017
Insurance – 4.3%
AIA Group Ltd.	2,290	28,462
Ping An Insurance Group Co. of China Ltd., Class H	1,146	11,225
		39,687
Interactive Media & Services – 8.3%
Tencent Holdings Ltd.	1,009	75,893
Internet & Direct Marketing Retail – 9.1%
Alibaba Group Holding Ltd.*	2,149	60,891
Naspers Ltd., Class N	50	10,498
Trip.com Group Ltd., ADR*	349	12,376
		83,765
IT Services – 1.8%
Globant SA*	20	4,384
HCL Technologies Ltd.	917	12,133
		16,517
Life Sciences Tools & Services – 1.9%
Wuxi Biologics Cayman, Inc.*	955	17,503
Machinery – 2.3%
Airtac International Group	458	17,671
Weichai Power Co. Ltd., Class H	1,587	3,528
		21,199
Metals & Mining – 3.4%
Anglo American plc	360	14,305
Southern Copper Corp.	190	12,221
Vale SA	194	4,417
		30,943
Multiline Retail – 0.9%
Lojas Americanas SA (Preference)*	1,907	8,274
Oil, Gas & Consumable Fuels – 4.3%
LUKOIL PJSC, ADR	272	25,193
Reliance Industries Ltd., GDR	252	14,263
		39,456
Paper & Forest Products – 1.4%
Mondi plc	473	12,438

See accompanying notes to the financial statements.

AGF Investments Trust
AGF Emerging Markets Equity Fund
Schedule of Investments
June 30, 2021
Investments	Shares	Value ($)
Personal Products – 1.2%
LG Household & Health Care Ltd.	7	$10,952
Pharmaceuticals – 1.4%
Richter Gedeon Nyrt.	205	5,458
Sino Biopharmaceutical Ltd.	7,468	7,329
		12,787
Real Estate Management & Development – 2.0%
China Vanke Co. Ltd., Class H	2,776	8,688
KWG Living Group Holdings Ltd.*	7,767	9,964
		18,652
Semiconductors & Semiconductor Equipment – 7.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	593	71,255
Software – 1.1%
TOTVS SA	1,298	9,825
Specialty Retail – 1.7%
Foschini Group Ltd. (The)*	1,427	15,893
Technology Hardware, Storage & Peripherals – 6.4%
Samsung Electronics Co. Ltd., GDR	33	58,855
Textiles, Apparel & Luxury Goods – 2.0%
Eclat Textile Co. Ltd.	782	18,412
Total Common Stocks (Cost $719,034)		871,467

Investments	Shares	Maturity Date	Value ($)
Participation Notes – 4.1%
China
Anhui Conch Cement Co., Ltd. (Issuer: Bank of America Merrill Lynch)	802	10/14/2021	5,095
Kweichow Moutai Co., Ltd. (Issuer: Bank of America Merrill Lynch)	41	12/13/2021	13,050
Nari Technology Co., Ltd. (Issuer: Macquarie Bank Limited)	4,184	03/13/2023	15,049
Ningbo Xusheng Auto Technology Co., Ltd. (Issuer: Macquarie Bank Limited)	908	01/13/2023	4,740
Total Participation Notes (Cost $34,042)			37,934
Total Investments – 98.8% (Cost $753,076)			909,401
Other assets less liabilities – 1.2%			11,470
Net Assets – 100.0%			920,871

*
Non-income producing security.

Abbreviations
ADR
American Depositary Receipt

GDR
Global Depositary Receipt

PJSC
Public Joint Stock Company

Participation Notes
A derivative instrument designed to replicate equity exposure in certain foreign markets where direct investment is impossible or difficult due to local investment restrictions. A Participation Note is usually issued by a financial institution, therefore investors are exposed to the issuer’s credit risk andthe risks of the underlying financial instrument.

Preference
A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$182,892
Aggregate gross unrealized depreciation	(29,288)
Net unrealized appreciation	$153,604
Federal income tax cost of investments (including derivative contracts, if any)	$755,797
AGF Emerging Markets Equity Fund invested, as a percentage of net assets, in the following countries as of June 30, 2021:
Austria	1.4%
Brazil	5.7%
China	28.1%
Czech Republic	0.8%
Greece	0.9%
Hong Kong	6.7%
Hungary	0.6%
India	10.9%
Indonesia	2.1%
Mexico	1.4%
Netherlands Antilles	2.0%
Peru	1.7%
Russia	4.9%
Singapore	0.8%
South Africa	5.2%
South Korea	11.2%
Taiwan	12.1%
United States	2.3%
Other(1)	1.2%
100.0%

(1)
Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

AGF Investments Trust
AGF Global Sustainable Growth Equity Fund
Schedule of Investments
June 30, 2021
Investments	Shares	Value ($)
Common Stocks – 96.1%
Auto Components – 6.3%
Aptiv plc*	431	$67,809
Denso Corp.	812	55,396
		123,205
Building Products – 9.0%
Advanced Drainage Systems, Inc.	217	25,296
Kingspan Group plc	561	52,977
Nibe Industrier AB, Class B	4,020	42,285
Trex Co., Inc.*	552	56,420
		176,978
Capital Markets – 2.7%
MSCI, Inc.	100	53,308
Chemicals – 9.1%
Albemarle Corp.	244	41,104
Chr Hansen Holding A/S	99	8,935
Croda International plc	392	39,953
Ecolab, Inc.	172	35,427
Johnson Matthey plc	774	32,902
Umicore SA	315	19,236
		177,557
Commercial Services & Supplies – 3.8%
Tetra Tech, Inc.	349	42,592
TOMRA Systems ASA	583	32,163
		74,755
Construction & Engineering – 4.4%
Valmont Industries, Inc.	194	45,794
WSP Global, Inc.	344	40,155
		85,949
Containers & Packaging – 1.1%
Ball Corp.	267	21,632
Electric Utilities – 0.5%
Orsted A/S	65	9,121
Electrical Equipment – 6.6%
Legrand SA	535	56,625
Prysmian SpA	1,416	50,757
Siemens Gamesa Renewable Energy SA*	638	21,303
		128,685
Electronic Equipment, Instruments & Components – 13.5%
Amphenol Corp., Class A	446	30,511
Halma plc	1,241	46,213
Hexagon AB, Class B	2,093	31,011
Keyence Corp.	109	55,012
Samsung SDI Co. Ltd.	71	44,006
Trimble, Inc.*	701	57,363
		264,116
Food Products – 2.8%
Beyond Meat, Inc.*	96	15,119
Kerry Group plc, Class A	281	39,251
		54,370
Health Care Equipment & Supplies – 4.0%
Danaher Corp.	290	77,824
Investments	Shares	Value ($)
Household Durables – 3.0%
Garmin Ltd.	401	$58,001
Independent Power and Renewable Electricity Producers – 0.3%
Brookfield Renewable Corp.	156	6,554
Internet & Direct Marketing Retail – 1.2%
HelloFresh SE*	238	23,135
Leisure Products – 4.2%
Giant Manufacturing Co. Ltd.	3,418	39,072
Shimano, Inc.	180	42,693
		81,765
Life Sciences Tools & Services – 2.8%
Thermo Fisher Scientific, Inc.	111	55,996
Machinery – 7.9%
Cummins, Inc.	183	44,617
Metso Outotec OYJ	3,194	37,100
NFI Group, Inc.	1,521	34,565
Xylem, Inc.	329	39,467
		155,749
Mortgage Real Estate Investment Trusts (REITs) – 1.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	484	27,177
Professional Services – 1.4%
Stantec, Inc.	624	27,842
Semiconductors & Semiconductor Equipment – 5.2%
Analog Devices, Inc.	185	31,850
Cree, Inc.*	170	16,648
Enphase Energy, Inc.*	75	13,772
Infineon Technologies AG	1,014	40,663
		102,933
Software – 4.0%
ANSYS, Inc.*	71	24,641
Dassault Systemes SE	169	40,980
Zoom Video Communications, Inc., Class A*	31	11,998
		77,619
Water Utilities – 0.9%
American Water Works Co., Inc.	116	17,879
Total Common Stocks (Cost $1,193,439)		1,882,150
Master Limited Partnerships – 1.1%
Independent Power and Renewable Electricity Producers – 1.1%
Brookfield Renewable Partners LP (Cost $12,134)	553	21,369
Total Investments – 97.2% (Cost $1,205,573)		1,903,519
Other assets less liabilities – 2.8%		55,126
Net Assets – 100.0%		1,958,645

*
Non-income producing security.

See accompanying notes to the financial statements.

AGF Investments Trust
AGF Global Sustainable Growth Equity Fund
Schedule of Investments
June 30, 2021
Abbreviations
OYJ
Public Limited Company

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$693,483
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$693,483
Federal income tax cost of investments (including derivative contracts, if any)	$1,210,036
AGF Global Sustainable Growth Equity Fund invested, as a percentage of net assets, in the following countries as of June 30, 2021:
Belgium	1.0%
Canada	6.3%
Denmark	0.9%
Finland	1.9%
France	5.0%
Germany	3.3%
Ireland	4.7%
Italy	2.6%
Japan	7.8%
Norway	1.6%
South Korea	2.3%
Spain	1.1%
Sweden	3.7%
Taiwan	2.0%
United Kingdom	6.1%
United States	46.9%
Other(1)	2.8%
100.0%

(1)
Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

AGF Investments Trust
Statements of Assets and Liabilities
June 30, 2021
	AGF Emerging Markets Equity Fund	AGF Global Sustainable Growth Equity Fund
ASSETS:
Investments in securities, at value(1)	$909,401	$1,903,519
Cash	25,865	69,580
Foreign cash(2)	3,914	11,910
Receivables:
Dividends and interest	2,570	1,523
Due From Custodian	—	7,475
Foreign Tax Reclaims	—	5
Investment adviser (Note 4)	37,666	34,682
Prepaid expenses	15,534	13,756
Total Assets	994,950	2,042,450
LIABILITIES:
Payables:
Securities purchased	—	10,074
Administration fees	12,733	12,733
Transfer Agent fees	10,596	10,596
Trustees fees	197	411
Custodian and Accounting fees	7,260	6,020
Professional fees	39,667	39,666
Accrued expenses and other liabilities	3,626(3)	4,304
Total Liabilities	74,079	83,805
Net Assets	$920,871	$1,958,645
NET ASSETS CONSIST OF:
Paid in capital	$756,482	$1,238,108
Distributable earnings (loss)	164,389	720,537
Net Assets	$920,871	$1,958,645
NET ASSETS:
Class I	$460,435	$1,287,130
Class R6	460,436	671,515
Total	$920,871	$1,958,645
SHARES OUTSTANDING (unlimited number of shares authorized)
Class I	37,795	72,584
Class R6	37,795	37,864
Total	75,590	110,448
NET ASSET VALUE
Class I	$12.18	$17.73
Class R6	12.18	17.73
(1) Investments in securities, at cost	$753,076	$1,205,573
(2) Cost of foreign cash	$3,828	$11,991
(3) Includes payable for deferred non-U.S. capital gains tax of $277
See accompanying notes to the financial statements.

AGF Investments Trust
Statements of Operations
For the Year Ended June 30, 2021
	AGF Emerging Markets Equity Fund	AGF Global Sustainable Growth Equity Fund
INVESTMENT INCOME:
Dividend income	$17,231	$14,772
Income from non-cash dividends	—	4,663
Foreign withholding tax on dividends	(2,142)	(1,436)
Total Investment Income	15,089	17,999
EXPENSES:
Investment advisory fees (Note 4)	6,556	10,322
Administration fees	79,721	79,733
Registration and filing fees	25,585	37,498
Professional fees	87,019	94,981
Trustee fees	521	1,027
Custodian and Accounting fees	43,908	35,954
Transfer Agent fees	63,276	63,276
Chief Compliance Officer fees	4,353	4,694
Treasurer fees	16,417	25,083
Other fees	9,116	9,223
Total Expenses before Adjustments	336,472	361,791
Less: waivers and/or reimbursements by Adviser (Note 4)	(328,686)	(349,087)
Total Expenses after Adjustments	7,786	12,704
Net Investment Income	7,303	5,295
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	25,046	103,273
Foreign currency transactions	(651)	(20)
Net Realized Gain	24,395	103,253
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investment in securities	259,088(1)	453,704
Translation of assets and liabilities denominated in foreign currencies	116	(72)
Net Change in Unrealized Appreciation (Depreciation)	259,204	453,632
Net Realized and Unrealized Gain (Loss)	283,599	556,885
Net Increase (Decrease) in Net Assets Resulting from Operations	$290,902	$562,180

(1)
Net of deferred non-U.S. capital gains tax of $(277).

See accompanying notes to the financial statements.

AGF Investments Trust
Statements of Changes in Net Assets
	AGF Emerging Markets Equity Fund		AGF Global Sustainable Growth Equity Fund
	Year Ended June 30, 2021	For the period 1/3/2020(a) – 6/30/2020	Year Ended June 30, 2021	Year Ended June 30, 2020
OPERATIONS:
Net investment income	$7,303	$2,753	$5,295	$1,714
Net realized gain (loss)	24,395	(18,634)	103,253	(30,347)
Net change in unrealized appreciation (depreciation)	259,204	(103,053)	453,632	135,944
Net Increase (Decrease) in Net Assets Resulting from Operations	290,902	(118,934)	562,180	107,311
DISTRIBUTIONS
Distributable earnings
Class I	(3,790)	—	(4,098)	(1,281)
Class R6	(3,789)	—	(2,394)	(665)
Total Distributions	(7,579)	—	(6,492)	(1,946)
CAPITAL TRANSACTIONS:
Class I
Capital shares issued	$—	$375,020	$265,000	$168,000
Capital shares issued in reinvestment of distributions	3,221	—	3,739	1,181
Cost of shares redeemed	—	—	—	(155,391)
Total Class I transactions	3,221	375,020	268,739	13,790
Class R6
Capital shares issued	—	375,020	—	—
Capital shares issued in reinvestment of distributions	3,221	—	2,035	565
Total Class R6 transactions	3,221	375,020	2,035	565
Net Increase in Net Assets Resulting from Capital Transactions	$6,442	$750,040	$270,774	$14,355
Total Increase in Net Assets	289,765	631,106	826,462	119,720
NET ASSETS:
Beginning of year	631,106	—	1,132,183	1,012,463
End of Year	$920,871	$631,106	$1,958,645	$1,132,183
SHARE TRANSACTIONS:
Class I
Beginning of year	37,502	—	55,772	57,040
Capital shares issued	—	37,502	16,582	15,629
Capital shares issued in reinvestment of distributions	293	—	230	103
Capital shares redeemed	—	—	—	(17,000)
Total Class I − Shares Outstanding, End of Year	37,795	37,502	72,584	55,772
Class R6
Beginning of year	37,502	—	37,736	37,687
Capital shares issued	—	37,502	—	—
Capital shares issued in reinvestment of distributions	293	—	128	49
Total Class R6 − Shares Outstanding, End of Year	37,795	37,502	37,864	37,736
Shares Outstanding, End of Year	75,590	75,004	110,448	93,508

(a)
Commencement of investment operations

See accompanying notes to the financial statements.

AGF Investments Trust
Financial Highlights for a share outstanding throughout the periods indicated
	PER SHARE OPERATING PERFORMANCE
	Investment Operations				Distributions
	Net asset value, beginning of period	Net investment Income(a)	Net realized and unrealized gain(loss) from investments	Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period
AGF Emerging Markets Equity Fund – Class I
Year Ended June 30, 2021	$8.41	0.10	3.77	3.87	(0.10)	—	—	(0.10)	$12.18
For the period 01/03/20* – 6/30/2020	$10.00	0.04	(1.63)	(1.59)	—	—	—	—	$8.41
AGF Emerging Markets Equity Fund – Class R6
Year Ended June 30, 2021	$8.41	0.10	3.77	3.87	(0.10)	—	—	(0.10)	$12.18
For the period 01/03/20* – 6/30/2020	$10.00	0.04	(1.63)	(1.59)	—	—	—	—	$8.41
AGF Global Sustainable Growth Equity Fund – Class I
Year Ended June 30, 2021	$12.11	0.05	5.63	5.68	(0.06)	—	—	(0.06)	$17.73
Year Ended June 30, 2020	$10.69	0.02	1.42	1.44	(0.02)	—	—	(0.02)	$12.11
Year Ended June 30, 2019	$9.98	0.05	0.71	0.76	(0.05)	—	—	(0.05)	$10.69
For the period 11/03/17* – 6/30/2018	$10.00	0.05	(0.07)	(0.02)	—	—	—	—	$9.98
AGF Global Sustainable Growth Equity Fund – Class R6
Year Ended June 30, 2021	$12.11	0.05	5.63	5.68	(0.06)	—	—	(0.06)	$17.73
Year Ended June 30, 2020	$10.69	0.02	1.42	1.44	(0.02)	—	—	(0.02)	$12.11
Year Ended June 30, 2019	$9.98	0.05	0.71	0.76	(0.05)	—	—	(0.05)	$10.69
For the period 11/03/17* – 6/30/2018	$10.00	0.05	(0.07)	(0.02)	—	—	—	—	$9.98

*
Commencement of investment operations.

(a)
Net investment income (loss) per share is based on average shares outstanding.

(b)
Not annualized for periods less than one year.

(c)
Annualized for periods less than one year.

(d)
The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not reflect these indirect fees and expenses.

See accompanying notes to the consolidated financial statements.

RATIOS/SUPPLEMENT DATA
Ratios to average net assets(c)
Expenses, before reimbursements and/or waivers	Expenses, net of reimbursements and/or waivers	Net investment income	Net investment loss, before reimbursements and/or waivers	Total Return(b)	Portfolio turnover rate(b)	Ending net assets (thousands)

41.06%(d)	0.95%(d)	0.89%	(39.21)%	46.16%	43%	$460
40.36%(d)	0.95%(d)	0.88%	(38.52)%	(15.90)%	22%	$316

41.06%(d)	0.95%(d)	0.89%	(39.21)%	46.16%	43%	$460
40.36%(d)	0.95%(d)	0.88%	(38.52)%	(15.90)%	22%	$315

22.78%	0.80%	0.33%	(21.65)%	46.98%	26%	$1,287
44.27%	0.80%	0.15%	(43.32)%	13.46%	38%	$675
49.81%	0.80%	0.54%	(48.47)%	7.73%	37%	$609
28.87%	0.80%	0.68%	(27.40)%	(0.20)%	12%	$375

22.78%	0.80%	0.33%	(21.65)%	46.98%	26%	$672
44.27%	0.80%	0.15%	(43.32)%	13.46%	38%	$457
49.19%	0.80%	0.53%	(47.86)%	7.73%	37%	$403
28.87%	0.80%	0.68%	(27.40)%	(0.20)%	12%	$374

AGF Investments Trust
Notes to Financial Statements
June 30, 2021
1. Organization
AGF Investments Trust (formerly known as FQF Trust) (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 5 funds, 2 of which are presented herein, the AGF Emerging Markets Equity Fund and AGF Global Sustainable Growth Equity Fund (each, a “Fund”, collectively, the “Funds”). Each Fund currently offers Class I and Class R6 shares. The remaining 3 funds are presented in a separate report.
The AGF Emerging Markets Equity Fund is classified as a “non-diversified” Fund, within the meaning of the 1940 Act. The AGF Global Sustainable Growth Equity Fund is classified as a “diversified” Fund, within the meaning of the 1940 Act.
The investment objective of AGF Emerging Markets Equity Fund is to seek to provide capital growth and the investment objective of AGF Global Sustainable Growth Equity Fund is to provide long-term capital growth. There can be no assurance that the Funds will achieve their respective investment objectives.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.
Investment Valuation
The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. A Fund’s NAV per share is calculated separately for each class of shares of a Fund. NAV per share is computed by adding the total value of a Fund’s investments and other assets, determining the proportion allocable to the particular class, subtracting the liabilities allocable to the class and then dividing that figure by the number of shares outstanding for that class.
The value of each Fund’s securities is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guideline which were approved by the Board of Trustees (the “Trustees”). For equity securities, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value,” that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds. Securities using these valuation adjustments are categorized as Level 2 in the fair value hierarchy.
Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when a security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. Securities of non-exchange-traded and exchange-traded investment companies are valued at their NAV and market value, respectively.

AGF Investments Trust
Notes to Financial Statements (continued)
June 30, 2021
The Funds disclose the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 — Quoted prices in active markets for identical assets.

•
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of June 30, 2021 for each Fund based upon the three levels defined above:
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
AGF Emerging Markets Equity Fund
Investments
Common Stocks*	$871,467	$—	$—	$871,467
Participation Notes	—	37,934	—	37,934
Total Investments	$871,467	$37,934	$—	$909,401
AGF Global Sustainable Growth Equity Fund
Investments
Common Stocks*	$1,882,150	$—	$—	$1,882,150
Master Limited Partnerships	21,369	—	—	21,369
Total Investments	$1,903,519	$—	$—	$1,903,519

*
See Schedules of Investments for presentation by industry type.

Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, realized currency gains or losses, including foreign exchange contracts, between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

AGF Investments Trust
Notes to Financial Statements (continued)
June 30, 2021
Allocation of Expenses, Income, and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class. For the year ended June 30, 2021, neither Fund incurred class specific expenses such as distribution (12b-1) and administrative service fees.
Taxes and Distributions
Each of the Funds intends to qualify (or continue to qualify) as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.
The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.
Dividends and distributions will be automatically reinvested unless requested otherwise. Dividends will differ among classes of the Funds due to differences in distribution and other class-specific operating expenses and will generally be paid at least annually. Capital gains are distributed at least annually.
The tax character of distributions paid may differ from the character of distributions shown on the Financial Highlights due to short-term capital gains being treated as ordinary income for tax purposes.
The tax character of the distributions paid for the tax years ended June 30, 2021 and 2020 were as follows:
Year Ended June 30, 2021				Year Ended June 30, 2020
Fund	Distributions Paid from Ordinary Income	Distributions Paid from Net Long Term Capital Gains	Total Distributions	Distributions Paid from Ordinary Income	Distributions Paid from Net Long Term Capital Gains	Total Distributions
AGF Emerging Markets Equity Fund	$7,579	$—	$7,579	$—	$—	$—
AGF Global Sustainable Growth Equity Fund	6,492	—	6,492	1,946	—	1,946
As of June 30, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*
AGF Emerging Markets Equity Fund	$9,002	$1,957	$—	$153,430
AGF Global Sustainable Growth Equity Fund	—	28,589	(1,439)	693,387

*
The differences between the book and tax basis unrealized appreciation (depreciation) is attributable to tax deferral of losses on wash sales, mark to market of Passive Foreign Investment Companies (PFICs) and investments in partnerships.

Permanent differences, primarily due to foreign currency gain (loss) and investments in partnerships, resulted in reclassifications, as of June 30, 2021, among the Funds’ components of net assets are as follows:
Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in Capital
AGF Emerging Markets Equity Fund	$(86)	$86	$—
AGF Global Sustainable Growth Equity Fund	40	216	(256)

AGF Investments Trust
Notes to Financial Statements (continued)
June 30, 2021
As of June 30, 2021, the Funds had capital loss carryforwards (“CLCFs”) available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, and are not subject to expiration. For the tax year ended June 30, 2021, the following Funds had available capital loss carryforwards to offset future net capital gains and utilized capital loss carryforwards to offset net capital gains:
Fund	Capital Loss Carryforwards	Utilized Capital Loss Carryforwards
AGF Emerging Markets Equity Fund	$—	$17,234
AGF Global Sustainable Growth Equity Fund	—	54,571
Under current tax rules, Regulated Investment Companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of June 30, 2021, the following Funds will elect to treat the late-year ordinary loss and post-October capital loss deferrals as arising on July 1, 2021:
Fund	Ordinary Late Year Loss Deferrals	Post-October Capital Losses	Total
AGF Global Sustainable Growth Equity Fund	$1,439	$—	$1,439
3. Investment Transactions and Related Income
Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statements of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
4. Investment Management Fees
AGF Investments America Inc. (the “Adviser”) is the investment adviser to each Fund. Under an investment management agreement between the Adviser and the Trust (the “Management Agreement”), AGF Emerging Markets Equity Fund and AGF Global Sustainable Growth Equity Fund pay the Adviser a fee at an annualized rate, based on its average daily net assets, of 0.80% and 0.65%, respectively.
The Adviser has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for AGF Emerging Markets Equity Fund’s Class I shares and Class R6 shares do not exceed 0.95% of each share class’ average daily net assets and for AGF Global Sustainable Growth Equity Fund’s Class I shares and Class R6 shares do not exceed 0.80% of each share class’ average daily net assets. In addition, the Adviser has contractually agreed to reduce its management fees to the extent of any acquired fund fees and expenses incurred by a Fund that are attributable to the management fee paid to the Adviser (or an affiliated person of the Adviser) by an underlying fund in which the Fund invests. The Adviser is entitled to reimbursement by the Funds of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Total Annual Fund Operating Expenses do not exceed the then-applicable expense cap or the expense cap in place at the time of the original fee waiver or reimbursement. This agreement will remain in effect until November 1, 2023, and shall renew automatically for one-year terms unless the Adviser provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

AGF Investments Trust
Notes to Financial Statements (continued)
June 30, 2021
For the year ended June 30, 2021, management fee waivers and expense reimbursements were as follows:
Fund	Management Fees Waived	Expense Reimbursements
AGF Emerging Markets Equity Fund	$6,556	$322,130
AGF Global Sustainable Growth Equity Fund	10,322	338,765
As of June 30, 2021, the amounts eligible for repayment and the associated period of expiration are as follows:
Fund	Expires June 30,2022	Expires June 30,2023	Expires June 30,2024	Total Eligible for Recoupment
AGF Emerging Markets Equity Funds	$—	$122,717	$328,686	$451,403
AGF Global Sustainable Growth Equity Fund	372,335	483,251	349,087	1,204,673
5. Administration, Accounting, Custodian and Transfer Agent Fees
JPMorgan Chase Bank, N.A. (“JPMorgan”) acts as administrator (the “Administrator”), fund accounting agent and custodian to the Funds. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund pays the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. As custodian, JPMorgan holds cash, securities and other assets of the Funds as required by the 1940 Act.
U.S. Bancorp Fund Services, LLC serves as the transfer agent (the “Transfer Agent”) to the Funds. The Transfer Agent is responsible for processing purchase and redemption requests and crediting dividends to the accounts of shareholders of the Funds. For its services, the Transfer Agent receives monthly fees charged to the Funds, plus certain charges for securities transactions.
6. Distribution, Service Plan and Fund Officers
Foreside Fund Services, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. Shares are continuously offered for sale by the Trust through the Distributor. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. No compensation is payable by the Trust to the Distributor for such distribution services. However, the Adviser has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by the Adviser to the Distributor do not represent an additional expense to the Trust or its shareholders.
Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Funds. Neither FFOS nor FMS have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.
7. Investment Transactions
For the year ended June 30, 2021, the cost of securities purchased and proceeds from sales of securities, excluding short-term investments, were as follows:
Fund	Purchases	Sales
AGF Emerging Markets Equity Fund	$340,789	$360,895
AGF Global Sustainable Growth Equity Fund	596,765	391,473

AGF Investments Trust
Notes to Financial Statements (continued)
June 30, 2021
8. Purchase and Sale of Fund Shares
The information below explains how to purchase and sell shares of the Funds directly. Investors purchasing or selling shares through a financial intermediary may be charged transaction-based or other fees by the financial intermediary for its services. Please contact your financial intermediary for information regarding these fees and for purchase instructions.
You may purchase or redeem Fund shares through your broker-dealer, other financial intermediary that has an agreement with the Distributor, or through the Transfer Agent. You may purchase, redeem or exchange shares of any class of the Fund on any day the NYSE is open for business.
Class I Shares
Class I shares are offered by each Fund to institutions and individuals with a $1,000,000 minimum requirement for initial investment, and no minimum is required for additional investments. The minimum requirement may be waived, at the Adviser’s discretion, for certain institutions or individuals who are charged fees for advisory, investment, consulting or similar services by a financial intermediary or other service provider. Neither the minimum requirement for initial investment for the Funds nor the requirements for the minimum account size will apply to investments by employees of the Adviser (or their affiliates), officers and trustees of the Funds, partners or employees of law firms that serve as counsel to the Funds or the Funds’ independent trustees, or members of the immediate families of the foregoing (e.g. spouses and children).
Class I shares of each Fund have an investment minimum of $1,000,000 and a minimum account balance of $1,000,000. There is no investment minimum or minimum investment account size requirement for qualified retirement benefit plans. The Funds reserve the right to redeem shares if an account balance for any Fund falls below the minimum account balance due to redemptions and not due to market movement. If the account balance is not increased to the minimum amount within 60 days of the investor being notified by the Fund, then the account may be closed and the proceeds in the account given to the investor. Fund shares will be redeemed at NAV on the day the redemption transaction is processed.
The investor eligibility requirements for Class I shares of the Funds may be changed from time to time. Any such changes will be reflected in each Fund’s then current prospectus and SAI.
Class R6 Shares
Class R6 shares are offered by each Fund to institutional investors that meet a $1,000,000 minimum requirement for initial investment and to Eligible Investors (as defined below). No minimum is required for additional investments. Institutional investors (including endowments and foundations) are investors deemed appropriate by the Adviser that hold shares of a Fund through an account held directly with the Fund that are not traded through an intermediary, subject to a minimum initial investment of $1,000,000. “Eligible Investors” are not subject to a minimum initial investment and include (a) retirement and benefit plans that have plan-level or omnibus accounts held on the books of a Fund and do not collect servicing or record keeping fees from the Fund; (b) plans or platforms sponsored by a financial intermediary whereby shares are held on the books of a Fund through omnibus accounts, either at the plan or platform level or the level of the plan administrator, and where an unaffiliated third party intermediary provides administrative, distribution and/or other support services to the plan or platform and does not charge the Fund servicing, record keeping or sub-transfer agent fees; and (c) collective investment trusts. Class R6 shares are not available directly to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, Simple IRAs, individual 401 (k) plans or individual 403 (b) plans.
Class R6 shares of each Fund have an investment minimum of $1,000,000 and a minimum account balance of $1,000,000. There is no investment minimum or minimum investment account size requirement for Eligible Investors. The Funds reserve the right to redeem shares if an account balance for any Fund falls below the minimum account balance due to redemptions and not due to market movement. If the account balance is not increased within 60 days of the investor being notified by the Fund, then the account may be closed and the proceeds in the account given to the investor. Fund shares will be redeemed at NAV on the day the redemption transaction is processed.

AGF Investments Trust
Notes to Financial Statements (continued)
June 30, 2021
The investor eligibility requirements for Class R6 shares of the Funds may be changed from time to time. Any such changes will be reflected in each Fund’s then current prospectus and SAI.
Shareholder Concentration Risk
As of June 30, 2021, certain shareholder accounts owned more than 10% of the outstanding shares of each of AGF Emerging Markets Equity Fund and AGF Global Sustainable Growth Equity Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. In case of a large redemption, a Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of illiquid positions. Large redemptions could also result in decreased economies of scale and increased operating expenses for non-redeeming fund shareholders.
As of June 30, 2021, the Adviser or an affiliate of the Adviser held 100% and 69% of the outstanding shares of AGF Emerging Markets Equity Fund and AGF Global Sustainable Growth Equity Fund, respectively. The AGF Global Sustainable Growth Equity Fund had individual shareholder and/or omnibus accounts that owned 31% of the Fund’s outstanding shares.
9. Principal Investment Risks
Each Fund may be subject to other principal risks in addition to these identified principal risks. This section discusses certain principal risks encountered by the Funds. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.
Market Risk.   The value of a Fund’s investments may fluctuate because of changes in the markets in which a Fund invests, which could cause a Fund to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable. War and occupation, terrorism and related geopolitical risks, natural disasters, and public health emergencies, including an epidemic or pandemic may lead to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. In addition, there is a risk that policy changes by the U.S. government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets. From time to time, markets may experience stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of a Fund’s shares. Although the precise impact of the recent COVID-19 outbreak remains unknown, it has introduced uncertainty and volatility in global markets and economies. This impact may be for a short-term or extend for a longer term and may adversely affect the performance of a Fund.
Portfolio Management Risk.   The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results. In addition, a Fund may not achieve its investment objective, including during a period in which the Adviser takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. There is also the inherent risk in the portfolio manager’s ability to anticipate changing market conditions that can adversely affect the value of a Fund’s holdings.
Depositary Receipts Risk.   Depositary receipts subject a Fund generally to the same risks as if it were investing in the underlying foreign securities directly, including political and economic risks that differ from investing in securities of U.S. issuers. In addition, because the underlying securities may be trading on a non-U.S. market, the value of the underlying security may decline, sometimes rapidly, at a time when U.S. markets are closed and the Adviser may not be able to take appropriate actions to mitigate losses to a Fund.
Emerging Markets Risk.   Investments in securities of issuers located in emerging market economies (including frontier market economies) are generally riskier than investments in securities of issuers from more developed economies. Emerging market economies generally have less developed and more volatile securities trading markets with untimely and unreliable information. Emerging market economies also generally have less developed legal, financial, auditing and accounting systems, and a greater likelihood of nationalization or confiscation of assets and companies than do developed economies. The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities to bring actions against bad actors may be limited. These same risks exist and may be greater in frontier markets.

AGF Investments Trust
Notes to Financial Statements (continued)
June 30, 2021
Equity-Linked Investments Risk.   Equity-linked investments, such as participatory notes, are traded over-the-counter and are designed to replicate the performance of the underlying asset. Equity-linked investments allow a Fund to invest in equity securities located in foreign markets which a Fund may be unable or unwilling to invest in directly, and may expose a Fund to the risks of the underlying or reference foreign security. In addition, the performance of equity-linked securities may not correlate to the performance of the underlying security due to transaction costs and other expenses. Equity-linked investments also expose a Fund to counterparty risk.
Equity Securities Risk.   The value of equity securities generally fluctuate, sometimes widely, based on real or perceived changes in an issuer’s financial condition and overall market and economic conditions, including stock market and industry conditions. A decline in the value of an equity security held by a Fund will adversely affect the value of your investment.
Exchange-Traded Funds and Other Investment Companies Risk.   The risks of investing in ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, a Fund bears its proportionate share of the fees and expenses of the underlying fund, which may have an adverse impact on a Fund’s operating expenses and performance and may affect the value of your investment.
Foreign Securities Risk.   Investments in foreign securities involve risks that differ from investments in securities of U.S. issuers because of unique political, economic and market conditions. Foreign markets, especially those in less developed economies, are generally more illiquid than U.S. markets, meaning that it could be harder for a Fund to dispose of a particular security than if it were traded on a U.S. exchange. Foreign securities markets may also have high transaction costs, limited legal recourse and unreliable or untimely information. The value of foreign securities may also be adversely affected by changes in currency exchange rates.
Foreign Currency Risk.   Investing in securities that trade and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to a Fund. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. A stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.
Large Shareholders Risk.   A Fund is subject to the risk that a large investor may purchase or redeem a large percentage of Fund shares at any time. As a result, a Fund’s performance or liquidity may be adversely affected because a Fund may have to sell investments at disadvantageous times or prices or hold cash when it would not otherwise do so to meet large redemption requests.
Liquidity Risk.   Liquidity risk exists when investments are difficult to purchase or sell. This can reduce a Fund’s returns because a Fund or an entity in which it invests may be unable to transact at advantageous times or prices. An illiquid investment is hard to value and may be sold at a price that is different from the price at which the Adviser valued the investment for purposes of a Fund’s net asset value. Additionally, a Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors’ interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, a Fund may be forced to sell investments at disadvantageous times or prices, which may adversely affect the Fund.
Non-Diversification Risk.   The AGF Emerging Markets Equity Fund, as a non-diversified fund, can invest a greater percentage of its assets in the securities of a single issuer or in fewer issuers than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of one or more particular securities may have a greater effect on the fund’s return because the securities may represent a larger portion of the fund’s total portfolio assets.
Sustainable Investing Risk.   Because AGF Global Sustainable Growth Equity Fund focuses on equity securities of companies that the Adviser believes meet the concept of sustainable development, the Fund’s universe of investments may be smaller than that of other funds that do not focus on sustainable investment themes. The Fund may forgo opportunities to gain exposure to certain attractive companies in certain industries and sectors, such as fossil fuel

AGF Investments Trust
Notes to Financial Statements (continued)
June 30, 2021
producers, and may have a reduced weighting in other sectors, due to their lack of positive exposure to sustainable investment themes. Because of these themes, the Fund may underperform the market as a whole if such investments underperform the market.
10. Guarantees and Indemnifications
In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.
11. Subsequent Events
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

AGF Investments Trust
Report of Independent Registered Public Accounting Firm
June 30, 2021
To the Board of Trustees of AGF Investments Trust and the Shareholders of the AGF Global Sustainable Growth Equity Fund and AGF Emerging Markets Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AGF Global Sustainable Growth Equity Fund and AGF Emerging Markets Equity Fund (two of the funds constituting AGF Investments Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended June 30, 2021 (or for AGF Emerging Markets Equity Fund for the year ended June 30, 2021 and for the period January 14, 2020 (commencement of operations) through June 30, 2020), including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period ended June 30, 2021 (or for AGF Emerging Markets Equity Fund for the year ended June 30, 2021 and for the period January 14, 2020 (commencement of operations) through June 30, 2020), and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
August 24, 2021
We have served as the auditor of one or more investment companies in the AGF Investments Trust since 2012.

AGF Investments Trust
Expense Example (Unaudited)
June 30, 2021
As a shareholder, you incur two types of costs: (1) transaction costs for, such as brokerage commissions, purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
Actual Expenses
The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended June 30, 2021.
The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended June 30, 2021.
The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on the purchases and sales of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

AGF Investments Trust
Expense Example (Unaudited)
June 30, 2021
	Beginning Account Value 01/01/21	Ending Account Value 06/30/21	Expenses Paid During the Period*	Annualized Expense Ratio During Period
AGF Emerging Markets Equity Fund (a)
Class I
Actual	$1,000.00	$1,092.40	$4.93	0.95%
Hypothetical	$1,000.00	$1,020.08	$4.76	0.95%
Class R6
Actual	$1,000.00	$1,092.40	$4.93	0.95%
Hypothetical	$1,000.00	$1,020.08	$4.76	0.95%
AGF Global Sustainable Growth Equity Fund
Class I
Actual	$1,000.00	$1,081.10	$4.13	0.80%
Hypothetical	$1,000.00	$1,020.83	$4.01	0.80%
Class R6
Actual	$1,000.00	$1,081.10	$4.13	0.80%
Hypothetical	$1,000.00	$1,020.83	$4.01	0.80%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181 days in the most recent fiscal half-year divided by 365 days in the fiscal year(to reflect the one-half year period).

(a)
The annualized expense ratio does not reflect the indirect expenses of the underlying Funds in which it invests.

AGF Investments Trust
Board Consideration of the Investment Advisory Agreement
At its regular meeting on February 22, 2021 the Board of Trustees (“Board”) of AGF Investments Trust (“Trust”), including the Trustees who are not “interested persons” of the Trust or AGF Investment Americas Inc. (“AGFA” or the “Adviser”) (including its affiliates) (such Trustees, the “Independent Trustees”), approved the Investment Management Agreement (the “Agreement”) for AGF Global Sustainable Growth Equity Fund and AGF Emerging Markets Equity Fund (the “Mutual Funds”).
In evaluating the Agreement, the Board, including the Independent Trustees, reviewed materials furnished by the Adviser and met with senior representatives of AGFA regarding their personnel and operations. The Board also considered materials that they had received at past meetings, including routine quarterly meetings, relating to the nature, extent and quality of the Adviser’s services, including information concerning each Mutual Fund’s advisory fee, net expense ratio and performance. Generally, the Board considered the following factors in connection with its approval of the Agreement: (1) the nature, extent, and quality of the services provided by the Adviser; (2) the investment performance of each Mutual Fund; (3) the costs of the services provided; (4) the extent to which economies of scale might be realized as each Mutual Fund grows; (5) whether fee levels reflect any such potential economies of scale for the benefit of investors; and (6) other benefits derived by the Adviser from its relationship with the Mutual Funds.
Nature, Extent and Quality of Services; Investment Performance
With respect to the nature, extent and quality of the services provided, the Board considered the portfolio management and other personnel of the Adviser who perform services for each Mutual Fund, the compliance function of the Adviser and the financial condition of the Adviser. In this regard, among other things, the Board noted the Adviser’s history of compliance. Further, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management teams, and the management of the Mutual Funds in accordance with their stated investment objectives and policies. The Board also considered the demonstrated ability of the portfolio managers to manage each Mutual Fund’s investments in accordance with its principal investment strategies.
With respect to the performance of the AGF Global Sustainable Growth Equity Fund, the Board considered the Fund’s performance since inception, over the three-month, one- and three-year periods. The Board noted that the Fund had outperformed its benchmark index in all periods. The Board further noted that the Fund ranked in the first quartile of the U.S. Fund World Stock Morningstar Category for the three-month, one- and three-year periods, and had outperformed the Morningstar Category average in each period. The Board observed that the AGF Emerging Markets Equity Fund outperformed its benchmark index over the three-month period and had underperformed since its inception on January 2, 2020. The Board further noted that the Fund ranked in the first quartile of the U.S. Diversified Emerging Markets Morningstar Category over the three-month period and had outperformed the Morningstar Category over the same period. The Board observed that the Fund is relatively new and that additional comparative data will be available as the Fund matures.
Fund Expenses; Cost of Services; Economies of Scale; Related Benefits
With respect to the overall fairness of the Agreement, the Board considered the fee structure of the Agreement for each Mutual Fund. In this regard, the Board reviewed a table comparing each Mutual Fund’s advisory fee and net expense ratio to its respective Morningstar Category. The Board noted that the AGF Global Sustainable Growth Equity Fund’s management fee was competitive with its peer funds in the Morningstar U.S. Fund World Large Stock Category and considered that the Fund’s net total expense ratio was below the institutional share class average. The Board further noted that the AGF Emerging Markets Equity Fund’s management fee was competitive with its peer funds in the Morningstar U.S. Fund Diversified Emerging Markets Category and that the Fund’s net total expense ratio was below the institutional share class average. The Board further considered that the Adviser is currently waiving its advisory fee for the Mutual Funds. Noting that the Adviser did not receive material fall-out benefits, if any, from its relationship with the Funds, the Board concluded that the advisory fee rate schedule and net expense ratio of the Mutual Funds were not unreasonable.
The Board also reviewed the overall profitability to the Adviser of the Mutual Funds and evaluated the services that the Adviser provides to each Mutual Fund for potential economies of scale. In this regard, the Board noted that since the Mutual Fund’s inception, each Mutual Fund had gathered limited assets and AGF Management Limited, the

AGF Investments Trust
Board Consideration of the Investment Advisory Agreement
parent company of the Adviser, had subsidized its operations. Based on these and other factors, the Board determined that profitability was not a material factor to be considered in connection with the renewal of the Agreement.
Based on their review of the facts and circumstances related to the Agreement, the Board concluded that each Mutual Fund could benefit from the Adviser’s continued management. Thus, the Board determined that the renewal of the Agreement with respect to each Mutual Fund was appropriate and in the best interest of each Mutual Fund. In their deliberations, the Board did not identify any particular information as all-important or controlling, and each Trustee may have attributed different weight to different factors. After reviewing a memorandum from Trustee counsel discussing the legal standards applicable to the Board’s consideration of the Agreement, and after the Independent Trustees met privately with such counsel, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Agreement, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant.

AGF Investments Trust
Additional Information (Unaudited)
Proxy Voting Information
A description of AGF Investments Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Funds’ website at www.AGF.com or the U.S. Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling collect 833-AGF-FUND (833-243-3863).
In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect 1-833-AGF-FUND (833-243-3863) or on the SEC’s website at www.sec.gov.
Quarterly Portfolio Holdings Information
AGF Investments Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form N-PORT and, for periods prior to March 31, 2021, on Form N-Q. The Funds’ Forms N-Q and Forms N-PORT are available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-Q and Forms N-PORT, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. In addition, the Funds’ full portfolio holdings are updated daily and available on the AGF Funds’ website at www.AGF.com.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
Federal Tax Information
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the percentages of ordinary dividends paid during the tax year ended June 30, 2021 are designated as “qualified dividend income” (QDI), as defined in the Act, subject to reduced tax rates in 2021. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. Complete information will be reported in conjunction with your 2021 Form 1099-DIV.
As of June 30, 2021, the Fund federal tax information was as follows:
Fund	QDI	DRD
AGF Emerging Markets Equity Fund	100.00%	2.95%
AGF Global Sustainable Growth Equity Fund	100.00%	52.40%
For the tax year ended June 30, 2021, foreign taxes which are expected to be passed through to shareholders for foreign tax credits and gross income derived from sources within foreign countries were as follows:
Fund	Foreign Taxes Paid	Foreign Source Income
AGF Emerging Markets Equity Fund	$2,142	$16,317
AGF Global Sustainable Growth Equity Fund	1,436	15,020

AGF Investments Trust
Trustees and Officers of the Trust (Unaudited)
Trustees
Name, Address*, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Peter A. Ambrosini Year of Birth: 1943	Trustee	Indefinite/Since 2011	Independent Consultant, Independent Directors of GMO Trust (2013 − Present); Independent Consultant, GMO Funds, (2011 to present); Principal, Dover Consulting LLC (2008 to 2015).	5	None
Joseph A. Franco Year of Birth: 1957	Trustee	Indefinite/ Since 2011	Professor of Law, Suffolk University Law School (1996 to present).	5	None
Richard S. Robie III Year of Birth: 1960	Trustee	Indefinite/ Since 2011	Chief Operating Officer, Eagle Capital Management (July 2017 to present); Consultant, Advent International (August 2010 to present).	5	None
Interested Trustee**
William H. DeRoche Year of Birth: 1962	Trustee; President	Indefinite/ Since 2020 Since 2012	Chief Investment Officer, Adviser (April 2010 to present); Chief Compliance Officer, Adviser (June 2012 to March 2017).	5	None

*
Each Independent Trustee may be contacted by writing to the counsel for the Independent Trustees of AGF Investments Trust, c/o Stacy L. Fuller, Esq., K&L Gates LLP, 1601 K Street, NW,Washington, D.C., 20006-1600.

**
Mr. DeRoche is an “interested person,” as defined by the 1940 Act, because of his employment with AGF Investments LLC, adviser to the AGFiQ ETFs.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling (617) 292-9801 (collect).

AGF Investments Trust
Trustees and Officers of the Trust (Unaudited)
Officers
Name, Address, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Joshua G. Hunter 10 High Street, Suite 302 Boston, MA 02110 Year of Birth: 1981	Principal Financial Officer and Treasurer	Indefinite/ Since 2015	Fund Principal Financial Officer, Foreside Management Services LLC (July 2015 to present); Vice President/Assistant Vice President, Treasury Services, JPMorgan Chase & Co. (July 2008 to July 2015).*
Kenneth A. Kalina c/o Foreside 3 Canal Plaza, Suite 100 Portland, ME 04101 Year of Birth: 1959	Chief Compliance Officer	Indefinite/ Since 2017	Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (June 2017 to present); Chief Compliance Officer, Henderson Global Funds (December 2005 to June 2017); Chief Compliance Officer, Henderson Global Investors (North America) Inc. (December 2005 to December 2015).*
Kevin McCreadie 66 Wellington Street West 31st Floor Toronto, Ontario Canada M5K 1E9 Year of Birth: 1960	Vice President	Indefinite/ Since 2017	Director and Chief Investment Officer of AGF Investments America Inc, and Executive Vice President and Chief Investment Officer of AGF Management Limited (June 2014 to present); Senior Officer and/or Director of certain subsidiaries of AGF Management Limited (June 2014 to present); Managing Executive — Institutional Asset Management, PNC Financial Services Group Inc.’s (“PNC”) Asset Management Group (December 2008 to May 2014); President and Chief Investment Officer, PNC Capital Advisors, LLC, a division of PNC and President, PNC Funds Co. and President, PNC Alternative Investment Funds Co. (March 2007 to May 2014).
Damion Hendrickson 53 State Street, Suite 1308 Boston, MA 02109 Year of Birth: 1972	Vice President	Indefinite/ Since 2020	Managing Director/Head of U.S. Business of AGF Investments (March 2020 to present); Managing Director/ Head of Sales U.S. and Latin America of HSBC Global Asset Management (December 2011 to February 2020)

*
Mr. Hunter and Mr. Kalina serve as officers to other unaffiliated mutual funds or closed-end funds for which the Distributor (or its affiliates) acts as distributor (or provider of other services).

AGF Investments Trust
53 State Street, Suite 1308
Boston, MA 02109
www.AGF.com
Distributor:
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable

Item 2. Code of Ethics.

As of the end of the period, June 30, 2021, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. During the period covered by this report, there have been no waivers granted under the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board has determined that it does not include an audit committee financial expert, notwithstanding certain Trustees’ past experience overseeing the implementation of accounting controls and principles, due to the continuous modernization of accounting and tax requirements and the increasingly important role played by technology in the conduct of audits.

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for AGF Investments Trust by PricewaterhouseCoopers LLP (“PwC”) for the fiscal years ended June 30, 2020 and June 30, 2021 were:

	2020	2021
Audit Fees (a)	$29,062	$38,406
Audit Related Fees (b)	0	0
Tax Fees (c)	$15,083	$17,573
All Other Fees (d)	0	0
Total:	$44,145	$55,979

(a)	Audit Fees: These fees relate to professional services rendered by PwC for the audit of the Registrant’s annual financial statement or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements. These services include the audits of the financial statements of the Registrant and issuance of consents.

(b)	Audit Related Fees: These fees relate to assurance and related services by PwC related to audit services in connection with the June 30, 2020 and June 30, 2021 annual financial statement.

(c)	Tax Fees: These fees relate to professional services rendered by PwC for tax compliance, tax advice and tax planning.

(d)	All Other Fees: These fees relate to products and services provided by PwC other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)(1)	Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(e)(2)	0% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees: Not Applicable.

(g)	Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal year ended June 30, 2020 and June 30, 2021: $15,083 and $17,573, respectively.

(h)	The Registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental 6 basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

(j)	A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Peter A. Ambrosini, Joseph A. Franco and Richard S. Robie III, are members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Code of Ethics – Filed herewith.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(a)(4)	A change in the registrant’s independent public accountant – Not applicable

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AGF Investments Trust

By:	/s/ William H. DeRoche
William H. DeRoche
President and Principal Executive Officer
September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William H. DeRoche
William H. DeRoche
President and Principal Executive Officer
September 3, 2021

By:	/s/ Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
September 3, 2021